INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES

23.	INCOME TAXES

The following table reconciles the expected income tax recovery at the Canadian statutory income tax rate of 26.5% for 2022 (2021 - 26.5%, 2020 - 26.5%) to the amounts recognized in operations.

For the Year Ended December 31,	2022	2021	2020
Net loss before taxes	$(21,036,690)	$(15,669,093)	$(18,169,070)
Expected current income tax recovery	5,574,723	4,152,310	4,814,804

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

23.	INCOME TAXES (continued)

Adjustments to income tax recovery:

For the Year Ended December 31,	2022	2021	2020

Amounts not deductible for tax purposes	$(1,177,000)	$(1,201,600)	$(957,400)
Other non-deductible items	(66,000)	(111,000)	(137,000)
Other deductible items	161,000	157,000	115,000
Non-taxable gain (loss)	(388,000)	383,000	-
Non-taxable loan forgiveness	-	49,000	-
Deferred R&D expenses	(627,000)	-	-
Foreign tax differential	(828,000)	(508,000)	(221,000)
Unrecognized tax recovered (losses)	(2,649,723)	(2,920,710)	(3,614,404)
Income tax recovery recognized	$-	$-	$-

The following table reflects future income tax assets at December 31:

	2022	2021	2020

Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	1,081,250	1,114,604	325,600
Capitalized S.174 expenses	2,368,000	-	-
Canadian non-capital losses	21,955,000	21,404,000	22,969,000
Canadian capital losses	5,156,000	5,565,125	4,432,532
US non-capital losses	93,000,000	86,073,000	78,829,000
Singapore non-capital losses	13,800,000	9,180,000	3,753,000
	138,384,521	124,361,000	111,333,403
Unrecognized deferred tax assets	(138,385,521)	(124,361,000)	(111,333,403)
Deferred income tax assets recognized	$-	$-	$-